Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Reconciliation of Earnout Liabilities Measeured at Fair Value
The table below presents a reconciliation of earnout liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

(in thousands)	September 30, 2021	December 31, 2020
Balance at beginning of period	$5,236	$—
Additions	—	2,600
Net change in fair value and other adjustments	3,169	2,636
Payments	(1,500)	—

Balance at end of period	$6,905	$5,236

The table below presents a reconciliation of earnout liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (in thousands):

	Successor Company		Predecessor Company
	Year ended December 31, 2020	Period from July 16, 2019 to December 31, 2019	Period from January 1, 2019 to July 15, 2019
Balance at beginning of period	$—	$—	$—
Additions	2,600	—	—
Net change in fair value and other adjustments	2,636	—	—
Payments	—	—	—

Balance at end of period	$5,236	$—	$—

Schedule of Significant Unobservable Inputs Used Recurring Level 3 Fair Value Measurements	The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements were as follows as of September 30, 2021 and December 31, 2020:

(in thousands)	Fair Value	Valuation Technique	Unobservable Inputs	Discount Rate
Earn-out liabilities	$6,905	Income Approach (Real Option Method)	Discount rate	2.38%

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements were as follows as of December 31, 2020:

	Fair Value	Valuation Technique	Unobservable Inputs	Discount Rate
Earn-out liabilities	$5,236	Income Approach (Real Option Method)	Discount rate	6.5%